Income Taxes (Reconciliation of Statutory Tax Rate and Effective Tax Rate) (Detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Reconciliation of Effective Income Tax Rate [Line Items]
Statutory tax rate	31.70%	33.60%	36.00%
Non-deductible expenses	2.30%	1.60%	16.10%
Income tax credits	(2.90%)	(2.00%)	(1.40%)
Change in statutory tax rate	0.30%	(3.30%)	(66.70%)
Change in valuation allowances	7.30%	10.70%	221.10%
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	(1.40%)	(0.80%)	17.40%
Lower tax rate applied to life and non-life insurance business in Japan	(2.20%)	(2.30%)	(24.60%)
Foreign income tax differential	(3.00%)	(6.90%)	(79.70%)
Adjustments to tax reserves	(1.10%)	0.70%	(23.10%)
Effect of equity in net income (loss) of affiliated companies	(0.00%)	(0.00%)	0.10%
Tax benefit related to intraperiod tax allocation			(27.20%)
Other	3.30%	(0.20%)	(4.20%)
Effective income tax rate	49.30%	31.10%	223.30%
Pictures
Reconciliation of Effective Income Tax Rate [Line Items]
Impairment of goodwill related to certain business segment	15.00%
Mobile Communications
Reconciliation of Effective Income Tax Rate [Line Items]
Impairment of goodwill related to certain business segment			159.50%